UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2017

Date of reporting period: September 30, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND SEPTEMBER 30, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 89.0%

	Shares	Value
Consumer Discretionary — 14.8%
American Eagle Outfitters	2,020,865	$28,898,370
Extended Stay America	1,584,845	31,696,900
General Motors	831,805	33,588,286
MDC Holdings	339,288	11,267,754
Regal Entertainment Group, Cl A	1,290,253	20,644,048

		126,095,358

Consumer Staples — 2.6%
Flowers Foods	1,159,235	21,805,210

Energy — 16.4%
Dorchester Minerals LP (A)	235,903	3,550,340
Enterprise Products Partners (A)	1,196,650	31,196,665
Equities Midstream Partners LP (A)	394,755	29,594,782
Exxon Mobil	194,855	15,974,213
Royal Dutch Shell ADR, Cl B	585,875	36,640,623
Spectra Energy Partners LP (A)	509,625	22,617,158

		139,573,781

Financials — 7.4%
Federated Investors, Cl B	601,385	17,861,135
First American Financial	420,940	21,034,372
FNB	1,713,649	24,042,495

		62,938,002

Health Care — 12.0%
AbbVie	241,710	21,478,351
GlaxoSmithKline ADR	563,016	22,858,450
Pfizer	868,325	30,999,202
Sanofi ADR	527,285	26,253,520

		101,589,523

Industrials — 4.2%
ABB ADR	793,785	19,646,179
Eaton	211,390	16,232,638

		35,878,817

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND SEPTEMBER 30, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Information Technology — 11.4%
Cisco Systems	1,012,260	$34,042,304
Intel	690,080	26,278,246
Maxim Integrated Products	267,875	12,780,316
QUALCOMM	448,745	23,262,941

		96,363,807

Materials — 2.9%
DowDuPont	179,720	12,442,016
WestRock	220,410	12,503,859

		24,945,875

Real Estate — 7.1%
Kimco Realty ‡	1,307,420	25,560,061
Ryman Hospitality Properties ‡	190,355	11,895,284
Weyerhaeuser‡	678,858	23,101,538

		60,556,883

Telecommunication Services — 10.2%
AT&T	878,230	34,400,269
BCE	537,000	25,147,710
Vodafone Group ADR	938,925	26,721,805

		86,269,784

TOTAL COMMON STOCK
(Cost $679,184,850)		756,017,040

SHORT-TERM INVESTMENT(B) — 10.9%
SEI Daily Income Trust, Government Fund, Cl F, 0.840%
(Cost $92,776,013)	92,776,013	92,776,013

TOTAL INVESTMENTS— 99.9%
(Cost $771,960,863)†		$848,793,053

Percentages are based on Net Assets of $849,985,740.

‡	Real Estate Investment Trust
(A)	Securities considered Master Limited Partnership. At September 30, 2017, these securities amounted to $86,958,945 or 10.2% of net assets.
(B)	The reporting rate is the 7-day effective yield as of September 30, 2017.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND SEPTEMBER 30, 2017 (Unaudited)

ADR	— American Depositary Receipt
Cl	— Class
LP	— Limited Partnership
REIT	— Real Estate Investment Trust

†	At September 30, 2017, the tax basis cost of the Fund’s investments was $771,960,863, and the unrealized appreciation and depreciation were $90,015,045 and $(13,182,855) respectively.

As of September 30, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period September 30, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended September 30, 2017, there were no Level 3 securities held by the Fund.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

HCM-QH-001-1200

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: November 22, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: November 22, 2017